Share-based compensation - Options on USD-denominated listed share (Detail) - US Dollar [Member]	12 Months Ended
	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares
Share-based compensation [Line Items]
Number of share options outstanding in share-based payment arrangement	150,165
Option plans [Member]
Share-based compensation [Line Items]
Number of share options outstanding in share-based payment arrangement	150,165	387,177
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 19.75	$ 23.72
Number of share options exercised in share-based payment arrangement	220,662
Weighted average exercise price of share options exercised in share-based payment arrangement	$ 26.12
Number of share options expired in share-based payment arrangement	16,350
Weighted average exercise price of share options expired in share-based payment arrangement	$ 27.83
Number of share options exercisable in share-based payment arrangement	150,165
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 19.75